Commitments and Contingencies - Schedule of Right Use of Asset (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Office lease ROU	$ 46,696
Less accumulated reduction	(6,367)
Balance of ROU asset	$ 40,329